Company Premises and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Company Premises and Equipment
Company Premises and Equipment

A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2018 and 2017 is as follows:

	Estimated Useful lives	2018	2017
		(Dollars in thousands)
Land		$1,044	$1,044
Building and improvements	12 years	7,191	6,948
Furniture and equipment	5 years	3,076	3,182
Total premises and equipment		11,311	11,174
Less: accumulated depreciation and amortization		(4,528)	(4,149)
Premises and equipment, net		$6,783	$7,025

Depreciation and amortization expense was $380,000 and $320,000 in 2018 and 2017, respectively.

The Company has non-cancelable operating lease agreements related to its Northfield and Philadelphia branch offices. The term of the Northfield lease is for five years and was renewed upon the initial expiration in May 2017 with a one 5-year renewal option. The term of the Philadelphia lease is for ten years and was renewed upon the initial expiration of the lease agreement. The Company entered into a land lease for its branch in Collingswood. The term of the lease is for ninety-nine years, of which eighty-seven years remain. The Company is responsible for its pro-rata share of real estate taxes, and all insurance, utilities, maintenance and repair costs for the benefit of the branch offices. On June 1, 2016, the Company entered into a ten years lease for its Arch Street Branch, located in Philadelphia. The branch opened in December 2016. On August 8, 2017, the Company entered into a two years lease agreement for a commercial Loan office in Monmouth Junction, N.J. At December 31, 2018, the required future minimum rental payments under these leases and other equipment operating leases are as follows:

Years Ending December 31,	(Dollars in thousands)
2019	$311
2020	309
2021	319
2022	290
2023	250
Thereafter	26,425
Total minimum lease payments	$27,904

Rent expense was approximately $322,000 in 2018 and $259,000 in 2017.